Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions

30. RELATED PARTY TRANSACTIONS
A) Key Management Compensation
Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2025	2024
Salaries, Director Fees and Other Short-Term Benefits	44	47
Pension and Post-Employment Benefits	3	4
Stock-Based Compensation	60	48
Termination Benefits	11	11
	118	110
B) Other Related Party Transactions
The Company charges HMLP for construction and management services, and incurs costs for the use of HMLP’s pipeline systems, as well as transportation and storage services. Access fees and transportation and storage services are based on contractually agreed rates with HMLP.
The following table summarizes revenues and associated expenses related to HMLP:

For the years ended December 31,	2025	2024
Revenues from Construction and Management Services	164	155
Transportation Expenses	258	278